Long-Term Loans, Net of Current Maturities	12 Months Ended
Dec. 31, 2023
Long-Term Loans, Net of Current Maturities [Abstract]
LONG-TERM LOANS, NET OF CURRENT MATURITIES

NOTE 11:- LONG-TERM LOANS, NET OF CURRENT MATURITIES:

Classified by linkage terms and interest rates, the total amount of the loans is as follows:

Loan currency	Weighted interest rate as of December 31, 2023	December 31,
	%	2023	2022

NIS	8.27%	$1,320	$1,880

Less - current maturities		(170)	(586)

		$1,150	$1,294

1.	In October 2017, the Company and its Israeli subsidiaries entered into an agreement with First International Bank of Israel Ltd. (hereinafter – the Bank), for the provision of credit facilities.

The Bank loan agreement includes covenants to maintain certain financial ratios related to shareholders’ equity, EBITDA, and operating results. The Bank credit facilities are secured by a first ranking fixed charge on any unpaid share capital of the Company, the goodwill of the Company, and any insurance entitlements in the Company’s assets pledged thereunder, and a floating charges on all of the assets of the Company and its Israeli subsidiaries, owned now or in the future. As of December 31, 2023, the Company met the covenants set forth in the agreement.

2.	The total amount to be repaid by the Company is as follows:

December 31, 2023
Payment schedule
2024	170
2025	165
2026	130
2027	113
2028 - 2034 (*)	742
Total	$1,320

(*)	The total amount to be repaid by the Company every year from 2028 until 2034.

(**)	As of December 31, 2023, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,314, bearing an annual interest of 7.79%.